Impairment of Goodwill and Long-Lived Assets - Segment Reporting Estimated Fair Value over Carrying Value and Goodwill Allocated to Reporting Units (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill allocated to the reporting unit	$ 403,207	[1]	$ 687,763	[1]	$ 782,815	$ 1,046,818
Yakutugol [Member]
Goodwill [Line Items]
The excess of fair value over carrying value	54.00%
Yakutugol [Member] | Mining Segment [Member]
Goodwill [Line Items]
The excess of fair value over carrying value	54.00%		17.00%
Goodwill allocated to the reporting unit	237,892		408,915
Bratsk Ferroalloy Plant (BFP) [Member] | Ferroalloy Segment [Member]
Goodwill [Line Items]
The excess of fair value over carrying value			29.00%
Goodwill allocated to the reporting unit			89,521
Port Posiet [Member] | Mining Segment [Member]
Goodwill [Line Items]
The excess of fair value over carrying value			17.00%
Goodwill allocated to the reporting unit			23,109
Kuzbass Power Sales Company (KPSC) [Member]
Goodwill [Line Items]
The excess of fair value over carrying value	72.00%
Goodwill allocated to the reporting unit			31,352
Kuzbass Power Sales Company (KPSC) [Member] | Power Segment [Member]
Goodwill [Line Items]
The excess of fair value over carrying value	72.00%
Goodwill allocated to the reporting unit	$ 18,234

[1]	See Note 4(e)